Fair Value Measurements - Summary of Reconciliation of Beginning and Ending Balances for Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May. 02, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Beginning balance		$ 12,237	$ 12,237	$ 683
Issuance of warrants		544	544	5,382
Excess of fair value of warrants over proceeds		362	362	(1,714)
Adjustment to fair value		(3,145)	(10,442)	7,886
Reclassification to additional paid-in capital upon exercise of warrants	$ (2,701)		(2,701)	0
Ending balance		$ 9,998	$ 0	$ 12,237